UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

Aquila Funds Trust
(formerly, Aquila Three Peaks High Income Fund)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:      12/31/12

Date of reporting period:   06/30/13

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2013
Aquila Three Peaks High Income Fund

A fund designed for investors seeking high current income

Aquila Three Peaks High Income Fund “Maintaining Our Strategy”

August, 2013

Dear Fellow Shareholder:

     The second quarter of 2013 was challenging for the fixed-income markets as positive investor sentiment was confronted by rising Treasury yields. The quarter began with investor optimism rising as many equity indices were hitting new highs, consumer confidence was rising, housing and autos continued to show strength, and accommodative central bank actions around the world spurred confidence. The high yield market continued pricing new deals at a record pace early in the quarter, as historically low corporate bond yields enticed many companies to seek financing.

     Unfortunately for the fixed-income markets, the optimistic view of the economy was shared by many participants in the Federal Reserve who began suggesting they may begin to reduce their asset purchase program, commonly known as QE3, toward the end of this year. The ramifications of these comments were significant for the fixed-income markets, as the yield on the 10-year Treasury note went from an intra-quarter and year-to-date low of 1.63% during the first week of May to a multi-year high of 2.61% toward the end of June. The fear of rising bond yields caused investors to withdraw money at a record pace which propelled weakness in all fixed-income markets, not just the Treasury market.

     Our ongoing concern has been that a rise in Treasury yields when the Fed began reversing its easing program would be very rapid and hard to predict. May and June were two of the worst consecutive months of performance on record for the 10-year Treasury note. The rise in Treasury yields elevated volatility across the capital markets during the second half of the second quarter and has added an element of uncertainty as we head into the second half of the year. We have maintained a relatively short duration and maturity profile which we believe has helped our strategy’s performance to a degree and should continue to help mitigate the pressure on bond prices caused by rising Treasury yields.

     Within high yield, many of the lower credit-quality securities in the market fared better due to less interest rate sensitivity and the perception that those companies may be able to sustain elevated leverage should the economy gain momentum. Additionally, many of the more cyclical industries (such as steel, paper, chemicals, and autos) within the market fared better as the perception of stronger economic growth over the coming quarters would help those industries. We remain cautious of highly-leveraged companies and highly-cyclical industries as the economy struggles to grow at a more sustained pace following tax hikes and sequestration cuts during the first half of the year, and the uncertainty surrounding the rate of increase for Treasury yields as we move through the second half of the year, which could have an adverse impact on the cost of capital for companies and the purchasing power of consumers.

     We believe that positioning our investments in shorter duration securities should not only serve to limit share price volatility created by rising Treasury yields or general market volatility, but it should also allow us to take advantage of lower bond prices and higher yields as we reinvest cash that is generated through call, tender or maturity events. We continue to believe that this short duration strategy is prudent given the possibility that Treasury yields may continue to rise once the Fed slows its asset purchase program, a scenario which creates an elevated risk to the fixed-income markets.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Additionally, we intend to continue to place a heavy emphasis on stability in the investment selection process by highlighting industries and companies that show reasonable predictability in operating performance throughout the economic cycle, and management teams that have, what we believe to be, relatively conservative financial policy and have exhibited bondholder-friendly actions. The construction of the portfolio remains highlighted by securities and companies that we believe have the ability to weather negative headlines and heightened volatility should those occur over the coming year. We intend to remain focused on evaluating high yield issuers based on our fundamental research process to look for companies that are, in our view, improving their balance sheets and growing their business in a prudent manner. We believe our focus on providing a less volatile investment strategy within the high yield asset class is prudent given the potential for elevated market volatility in these uncertain times.

     We remain committed to our time-tested and disciplined research process that not only includes detailed analysis of every credit owned in the portfolio, but also seeks to uncover new opportunities within the high yield universe. We will strive to continue to balance potential risks to the economy and the high yield market with the opportunities presented within high yield bonds to construct a portfolio that we believe should have a very compelling risk/return profile throughout various economic cycles and periods of elevated market volatility.

Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

Past performance does not guarantee future results. Current performance may be higher or lower. Data current to the most recent month end is available at 800-437-1020 or www.aquilafunds.com. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (95.8%)	Value

	Advertising/ Sales (0.4%)
	Lamar Media Corp.
$1,000,000	7.875%, 04/15/18	$1,065,000
	Apparel Manufacturers (1.1%)
	Levi Strauss & Co.
3,000,000	7.625%, 05/15/20	3,240,000
	Auto - Medium & Heavy Duty Trucks (1.2%)
	Oshkosh Corp.
1,750,000	8.250%, 03/01/17	1,863,750
1,600,000	8.500%, 03/01/20	1,730,000
		3,593,750
	Beverage - Wine/ Spirits (0.2%)
	Constellation Brands, Inc.
750,000	4.250%, 05/01/23	707,812
	Broadcast Service/ Programming (4.2%)
	Crown Media Holdings, Inc.
1,600,000	10.500%, 07/15/19	1,776,000
	Starz LLC/Starz Finance Corp.
9,500,000	5.000%, 09/15/19	9,428,750
	XM Satellite Radio, Inc.
1,250,000	7.625%, 11/01/18 144A	1,362,500
		12,567,250
	Cable/ Satellite TV (5.5%)
	CCO Holdings LLC
5,250,000	6.500%, 04/30/21	5,473,125
	DISH DBS Corp.
8,645,000	4.250%, 04/01/18 144A	8,472,100
2,500,000	5.125%, 05/01/20 144A	2,450,000
		16,395,225
	Casino Hotels (1.6%)
	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,220,800
2,500,000	5.375%, 03/15/22	2,525,000
		4,745,800
	Commercial Services (3.2%)
	Iron Mountain, Inc.
7,500,000	8.000%, 06/15/20	7,801,500
	Live Nation Entertainment, Inc.
1,650,000	8.125%, 05/15/18 144A	1,749,000
		9,550,500

1 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Commercial Services - Finance (0.5%)
	Harland Clarke Holdings Corp.
$1,500,000	6.000%, 05/15/15 Floating Rate Note	$1,440,000

	Computer Services (2.2%)
	SunGard Data Systems, Inc.
4,250,000	7.375%, 11/15/18	4,483,750
2,000,000	7.625%, 11/15/20	2,120,000
		6,603,750

	Consumer Products (1.0%)
	Sun Products Corp.
2,960,000	7.750%, 03/15/21 144A	2,937,800

	Consumer Products - Miscellaneous (0.4%)
	Scotts Miracle-Gro Co.
1,000,000	7.250%, 01/15/18	1,050,000

	Containers - Metal/ Glass (0.8%)
	Ball Corp.
750,000	4.000%, 11/15/23	693,750
	Silgan Holdings, Inc.
1,750,000	5.000%, 04/01/20	1,732,500
		2,426,250

	Containers - Paper/ Plastic (3.6%)
	Berry Plastics Corp.
2,750,000	9.500%, 05/15/18	2,990,625
	Consolidated Containers
1,400,000	10.125%, 07/15/20 144A	1,470,000
	Graphic Packaging Holding Co.
3,250,000	7.875%, 10/01/18	3,510,000
2,800,000	4.750%, 04/15/21	2,709,000
		10,679,625

	Data Processing/ Management (0.7%)
	Fidelity National Information Services, Inc.
750,000	7.875%, 07/15/20	826,840
1,300,000	5.000%, 03/15/22	1,308,125
		2,134,965

	Distribution/ Wholesale (0.6%)
	VWR Funding, Inc.
1,750,000	7.250%, 09/15/17	1,811,250

2 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	E-Commerce/ Services (0.6%)
	Netflix, Inc.
$1,750,000	5.375%, 02/01/21 144A	$1,741,250

	Food - Canned (1.6%)
	Treehouse Foods, Inc.
4,500,000	7.750%, 03/01/18	4,764,375

	Food - Miscellaneous/ Diversified (6.9%)
	Aramark Corp.
4,250,000	5.750%, 03/15/20 144A	4,345,625
	B&G Foods, Inc.
2,100,000	4.625%, 06/01/21	2,005,500
	Del Monte Corp.
3,000,000	7.625%, 02/15/19	3,082,500
	Hawk Acquisition Sub, Inc.
8,500,000	4.250%, 10/15/20 144A	8,128,125
	Pinnacle Foods Finance LLC
3,400,000	4.875%, 05/01/21 144A	3,247,000
		20,808,750

	Food - Retail (2.0%)
	Stater Brothers Holdings, Inc.
1,750,000	7.750%, 04/15/15	1,754,393
4,000,000	7.375%, 11/15/18	4,230,000
		5,984,393

	Footwear & Related Apparel (0.9%)
	Wolverine World Wide, Inc.
2,750,000	6.125%, 10/15/20 144A	2,839,375

	Funeral Service & Related Items (3.2%)
	Service Corp. International
5,500,000	7.000%, 05/15/19	5,816,250
	Stewart Enterprises, Inc.
3,500,000	6.500%, 04/15/19	3,710,000
		9,526,250

	Hotels & Motels (0.8%)
	RHP Hotel Property LP /RHP Finance Corp.
2,520,000	5.000%, 04/15/21 144A	2,444,400

	Machinery - General Industry (0.3%)
	Manitowoc Company, Inc.
950,000	8.500%, 11/01/20	1,035,500

3 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Medical - Equipment/ Devices (1.7%)
	Hologic, Inc.
$1,650,000	6.250%, 08/01/20	$1,710,844
	Teleflex, Inc.
3,250,000	6.875%, 06/01/19	3,428,750
		5,139,594

	Medical - Hospitals (2.0%)
	Community Health Systems, Inc.
3,000,000	8.000%,11/15/19	3,191,250
	HCA Holdings, Inc.
1,500,000	7.750%, 05/15/21	1,620,000
	HCA, Inc.
1,000,000	6.500%, 02/15/16	1,077,500
		5,888,750

	Medical - Outpatient/ Home Medical Care (0.5%)
	AmSurg Corp.
1,500,000	5.625%, 11/30/20	1,500,000

	Medical Products (0.5%)
	Hanger, Inc.
1,500,000	7.125%, 11/15/18	1,605,000

	Motion Pictures & Services (0.6%)
	Lions Gate Entertainment Corp.
1,750,000	10.250%, 11/01/16	1,874,687

	Multimedia (0.3%)
	Entravison Communications Corp.
750,000	8.750%, 08/01/17	799,687

	Non-Hazardous Waste Disposal (1.1%)
	Covanta Holding Corp.
3,200,000	7.250%, 12/01/20	3,355,475

	Office Automation & Equipment (1.3%)
	CDW LLC and CDW Finance Corp.
3,750,000	8.500%, 04/01/19	4,031,250

	Oil & Gas Drilling (0.4%)
	Pacific Drilling S.A.
1,310,000	5.375%, 06/01/20 144A	1,224,850

4 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Oil Company - Exploration & Production (8.3%)
	Concho Resources, Inc.
$1,085,000	5.500%, 04/01/23	$1,068,725
	Continental Resources, Inc.
1,000,000	8.250%, 10/01/19	1,095,000
1,000,000	5.000%, 09/15/22	1,017,500
	Denbury Resources, Inc.
1,250,000	8.250%, 02/15/20	1,350,000
750,000	4.625%, 07/15/23	691,875
	Halcon Resources Corp.
3,250,000	9.750%, 07/15/20	3,241,875
	Range Resources Corp.
1,250,000	6.750%, 08/01/20	1,340,625
750,000	5.000%, 08/15/22	733,125
	Resolute Energy Corp.
1,450,000	8.500%, 05/01/20	1,475,375
	Rosetta Resources, Inc.
2,750,000	5.625%, 05/01/21	2,684,688
	SM Energy
2,500,000	6.625%, 02/15/19	2,618,750
	Whiting Petroleum Corp.
7,250,000	6.500%, 10/01/18	7,666,875
		24,984,413

	Oil Field Services (3.4%)
	Hornbeck Offshore Services, Inc.
1,750,000	5.875%, 04/01/20	1,758,750
	SESI LLC
4,500,000	6.375%, 05/01/19	4,646,250
3,500,000	7.125%, 12/15/21	3,780,000
		10,185,000
	Oil Refining & Marketing (0.3%)
	Western Refining, Inc.
845,000	6.250%, 04/01/21 144A	825,988

	Paper & Related Products (0.4%)
	Clearwater Paper Corp.
1,000,000	7.125%, 11/01/18	1,070,000

	Pipelines (5.1%)
	Atlas Pipe Escrow LLC
1,750,000	6.625%, 10/01/20 144A	1,754,375
	Atlas Pipeline Partners L.P.
825,000	4.750%, 11/15/21 144A	742,500

5 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Pipelines (continued)
	Eagle Rock Energy Partners LP
$2,300,000	8.375%, 06/01/19	$2,340,250
	Inergy Midstream L.P.
2,100,000	6.000%, 12/15/20 144A	2,026,500
	Markwest Energy Partners LP
3,500,000	6.750%, 11/01/20	3,692,500
1,000,000	6.500%, 08/15/21	1,030,000
	Sabine Pass Liquefaction, LLC
955,000	5.625%, 02/01/21 144A	926,350
	Targa Resources Partners LP
2,500,000	7.875%, 10/15/18	2,662,500
		15,174,975
	Printing/ Commercial (0.5%)
	Deluxe Corp.
1,500,000	7.000%, 03/15/19	1,582,500
	Publishing - Periodicals (0.4%)
	Nielsen Finance LLC
1,000,000	7.750%, 10/15/18	1,075,000
	Radio (0.9%)
	Sirius XM Radio, Inc.
2,095,000	4.250%, 05/15/20 144A	1,969,300
845,000	4.625%, 05/15/23 144A	781,625
		2,750,925
	Real Estate Investment Trust - Diversified (1.1%)
	GEO Group, Inc.
1,000,000	7.750%, 10/15/17	1,045,000
2,250,000	6.625%, 02/15/21	2,362,500
		3,407,500
	Real Estate Investment Trust - Health Care (1.1%)
	MPT Operating Partnership LP
3,175,000	6.875%, 05/01/21	3,365,500
	Real Estate Investment Trust - Hotels (0.6%)
	Host Hotels & Resorts LP
1,817,000	6.750%, 06/01/16	1,843,892
	Real Estate Management/ Service (1.6%)
	CB Richard Ellis Services, Inc.
4,500,000	6.625%, 10/15/20	4,747,500
	Rental - Auto/ Equipment (3.8%)
	Hertz Corp.
1,750,000	6.750%, 04/15/19	1,850,625
1,500,000	7.375%, 01/15/21	1,623,750

6 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Rental - Auto/ Equipment (continued)
	United Rentals (North America), Inc.
$3,400,000	9.250%, 12/15/19	$3,748,500
4,000,000	8.375%, 09/15/20	4,330,000
		11,552,875
	Retail - Apparel/ Shoe (0.6%)
	PVH Corp.
1,750,000	7.375%, 05/15/20	1,898,750
	Retail - Perfume & Cosmetics (0.9%)
	Sally Holdings LLC
2,500,000	6.875%, 11/15/19	2,681,250
	Retail - Restaurants (0.3%)
	Wok Acquisition Corp.
900,000	10.250%, 06/30/20 144A	990,000
	Satellite Telecommunications (2.5%)
	Intelsat Jackson Holdings, Ltd.
5,250,000	7.250%, 10/15/20	5,512,500
	Telestat Canada
2,000,000	6.000%, 05/15/17 144A	2,040,000
		7,552,500
	Semiconductor Components - Intergrated Circuits (0.9%)
	NXP B.V./ NXP Funding LLC
1,875,000	3.750%, 06/01/18 144A	1,837,500
850,000	5.750%, 02/15/21 144A	860,625
		2,698,125
	Semiconductor Equipment (1.2%)
	Sensata Technologies B.V.
3,250,000	6.500%, 05/15/19 144A	3,493,750
	Steel Pipe & Tube (0.6%)
	Mueller Water Products, Inc.
1,800,000	7.375%, 06/01/17	1,845,000
	Telecom Services (3.5%)
	SBA Telecommunications
1,000,000	8.250%, 08/15/19	1,082,500
	tw telecom holdings, inc.
6,500,000	8.000%, 03/01/18	6,890,000
2,500,000	5.375%, 10/01/22	2,481,250
		10,453,750
	Television (0.3%)
	LIN Television Corp.
750,000	6.375%, 01/15/21	758,437

7 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value

	Theaters (4.1%)
	Cinemark USA, Inc.
$6,500,000	7.375%, 06/15/21		$7,052,500
	National CineMedia, Inc.
4,800,000	7.875%, 07/15/21		5,208,000
			12,260,500
	Transport - Marine (0.6%)
	Martin Midstream Partners LP
1,750,000	8.875%, 04/01/18		1,841,875
	Web Hosting/ Design (0.2%)
	Equinix, Inc.
750,000	4.875%, 04/01/20		735,000
	Wireless Equipment (0.7%)
	ViaSat, Inc.
2,000,000	6.875%, 06/15/20		2,110,000

	Total Investments (cost $292,244,484 -
	note 4)	95.8%	287,397,568
	Other assets less liabilities	4.2	12,482,126
	Net Assets	100.0%	$299,879,694

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

8 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2013 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments

Advertising/ Sales	0.4%	Non-Hazardous Waste Disposal	1.2%
Apparel Manufacturers	1.1	Office Automation & Equipment	1.4
Auto - Medium & Heavy Duty		Oil & Gas Drilling	0.4
Trucks	1.2	Oil Company - Exploration
Beverages - Wine/ Spirits	0.2	& Production	8.7
Broadcast Service/ Programming	4.4	Oil Field Services	3.5
Cable/ Satellite TV	5.7	Oil Refining & Marketing	0.3
Casino Hotels	1.7	Paper & Related Products	0.4
Commercial Services	3.3	Pipelines	5.3
Commercial Services - Finance	0.5	Printing/ Commercial	0.6
Computer Services	2.3	Publishing - Periodicals	0.4
Consumer Products	1.0	Radio	1.0
Consumer Products -		Real Estate Investment
Miscellaneous	0.4	Trust - Diversified	1.2
Containers - Metal/ Glass	0.8	Real Estate Investment
Containers - Paper/ Plastic	3.7	Trust - Health Care	1.2
Data Processing/ Management	0.7	Real Estate Investment
Distribution/ Wholesale	0.6	Trust - Hotels	0.6
E-Commerce/ Services	0.6	Real Estate Management/
Food - Canned	1.7	Service	1.7
Food - Miscellaneous/		Rental - Auto/ Equipment	4.0
Diversified	7.2	Retail - Apparel/ Shoe	0.7
Food - Retail	2.1	Retail - Perfume & Cosmetics	0.9
Footwear & Related Apparel	1.0	Retail - Restaurants	0.3
Funeral Service & Related		Satellite Telecommunications	2.6
Items	3.3	Semiconductor Components -
Hotels & Motels	0.9	Integrated Circuits	0.9
Machinery - General Industry	0.4	Semiconductor Equipment	1.2
Medical - Equipment/ Devices	1.8	Steel Pipe & Tube	0.6
Medical - Hospitals	2.0	Telecom Services	3.6
Medical - Outpatient/ Home		Television	0.3
Medical Care	0.5	Theaters	4.3
Medical Products	0.6	Transport - Marine	0.6
Motion Pictures & Services	0.7	Web Hosting/ Design	0.3
Multimedia	0.3	Wireless Equipment	0.7
			100.0%

See accompanying notes to financial statements.

9 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2013 (unaudited)

Investments at value (cost $292,244,484)	$287,397,568
Cash	8,834,793
Receivable for investment securities sold	8,622,587
Interest receivable	4,131,651
Receivable for Fund shares sold	239,175
Other assets	3,933
Total assets	309,229,707
Payable for investment securities purchased
7,795,450 Dividends payable	844,735
Payable for Fund shares redeemed	551,942
Management fees payable	88,431
Distribution and service fees payable	6,621
Accrued expenses	62,834
Total liabilities	9,350,013
	$299,879,694
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$344,214
Additional paid-in capital	298,337,882
Net unrealized depreciation on investments (note 4)	(4,846,916)
Undistributed net investment income	3,628
Accumulated net realized gain on investments	6,040,886
	$299,879,694
Net Assets	$61,662,356
Capital shares outstanding	7,080,951
Net asset value and redemption price per share	$8.71
Maximum offering price per share (100/96 of $8.71)	$9.07
Net Assets	$31,767,469
Capital shares outstanding	3,647,835
Net asset value and offering price per share	$8.71
Redemption price per share (* a charge of 1% is imposed on
the redemption proceeds, or on the original price, whichever
is lower, if redeemed during the first 12 months after purchase)	$8.71	*
Net Assets	$71,265,068
Capital shares outstanding	8,177,512
Net asset value, offering and redemption price per share	$8.71

Net Assets	$135,184,801
Capital shares outstanding	15,515,064
Net asset value, offering and redemption price per share	$8.71

See accompanying notes to financial statements.

10 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2013 (unaudited)

Investment Income:

Interest income		$8,938,531

Expenses:

Management fees (note 3)	$1,082,352
Distribution and service fees (note 3)	309,388
Transfer and shareholder servicing agent
fees (note 3)	239,254
Trustees’ fees and expenses	103,925
Legal fees	65,845
Shareholders’ reports	52,025
Registration fees and dues	27,010
Fund accounting fees	26,956
Custodian fees (note 7)	13,455
Auditing and tax fees	11,852
Insurance	8,478
Chief compliance officer services (note 3)	2,767
Miscellaneous	13,889
Total expenses	1,957,196

Management fees waived (note 3)	(76,418)
Expenses paid indirectly (note 7)	(1,619)
Net expenses		1,879,159
Net investment income		7,059,372

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	4,523,394
Change in unrealized appreciation on
investments	(9,738,340)

Net realized and unrealized gain (loss) on
investments		(5,214,946)
Net change in net assets resulting from
operations		$1,844,426

See accompanying notes to financial statements.

11 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(unaudited)	December 31, 2012

OPERATIONS:
Net investment income	$7,059,372	$16,591,011
Net realized gain (loss) from securities
transactions	4,523,394	11,609,979
Change in unrealized appreciation on
investments	(9,738,340)	(1,642,606)
Change in net assets resulting from
operations	1,844,426	26,558,384

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,361,699)	(2,739,422)
Net realized gain on investments	–	(2,168,757)

Class C Shares:
Net investment income	(561,666)	(1,258,366)
Net realized gain on investments	–	(1,143,474)

Class I Shares:
Net investment income	(1,464,320)	(3,580,044)
Net realized gain on investments	–	(2,329,952)

Class Y Shares:
Net investment income	(3,668,059)	(9,015,872)
Net realized gain on investments	–	(6,475,436)
Change in net assets from distributions	(7,055,744)	(28,711,323)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	39,207,499	124,712,957
Short-term trading redemption fees	1,749	56,774
Reinvested dividends and distributions	3,938,089	19,059,347
Cost of shares redeemed	(92,816,356)	(160,337,247)
Change in net assets from capital share
transactions	(49,669,019)	(16,508,169)
Change in net assets	(54,880,337)	(18,661,108)

NET ASSETS:
Beginning of period	354,760,031	373,421,139
End of period*	$299,879,694	$354,760,031
*Includes undistributed net investment
income of:	$3,628	–

See accompanying notes to financial statements.

12 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2013 (unaudited)

1. Organization

     Aquila Three Peaks High Income Fund (the “Fund”) is an open-end investment company, which was organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

13 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs – Corporate Obligations*	287,397,568
Level 3 – Significant Unobservable Inputs	—
Total	$287,397,568

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

14 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets.

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of net assets, 0.40% on the next $150 million of net assets and 0.35% on net assets above $250 million.

15 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

     While the Manager contractually undertook to waive fees and/or reimburse Fund expenses during the Fund’s earlier years of operation, there were no fee waivers or expense reimbursements during 2009-2012. The Manager and the Sub-Adviser determined to begin to voluntarily waive fees in view of what they believed to be extraordinary one-time expenses for fiscal 2013. For the six months ended June 30, 2013, the Fund incurred management fees of $1,082,352, of which $76,418 was voluntarily waived.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2013, distribution fees on Class A Shares amounted to $64,459, of which the Distributor retained $2,181.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2013, amounted to $123,082. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2013, amounted to $41,028. The total of these payments made with respect to Class C Shares amounted to $164,110, of which the Distributor retained $37,679.

16 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2013, these payments were made at the average annual rate of 0.38% (0.23% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $133,358 of which $80,819 related to the Plan and $52,539 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2013, total commissions on sales of Class A Shares amounted to $56,912 of which the Distributor received $11,054.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $205,606,580 and $251,543,294, respectively.

     At June 30, 2013, the aggregate tax cost for all securities was $292,244,484. At June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,096,676 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,943,592 for a net unrealized depreciation of $4,846,916.

17 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

5. Capital Share Transactions

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	June 30, 2013			Year Ended
	(unaudited)			December 31, 2012
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	1,078,858	$9,605,633		2,162,245	$19,584,142
Reinvested distributions	110,272	979,865		399,041	3,571,363
Cost of shares redeemed	(1,311,303)	(11,658,804)		(1,670,296)	(15,136,056)
Net change	(122,173)	(1,073,306)		890,990	8,019,449
Class C Shares:
Proceeds from shares sold	605,460	5,388,234		799,803	7,227,096
Reinvested distributions	36,687	325,737		156,261	1,397,115
Cost of shares redeemed	(780,020)	(6,946,703)		(744,867)	(6,765,292)
Net change	(137,873)	(1,232,732)		211,197	1,858,919
Class I Shares:
Proceeds from shares sold	874,316	7,785,546		3,200,568	28,830,526
Reinvested distributions	96,259	859,052		480,471	4,313,246
Cost of shares redeemed	(479,050)	(4,262,751	)(a)	(8,418,585)	(75,950,217	)(a)
Net change	491,525	4,381,847		(4,737,546)	(42,806,445)
Class Y Shares:
Proceeds from shares sold	1,843,026	16,428,086		7,639,350	69,071,193
Reinvested distributions	198,764	1,773,435		1,090,061	9,777,623
Cost of shares redeemed	(7,859,137)	(69,946,349	)(b)	(6,907,421)	(62,428,908	)(b)
Net change	(5,817,347)	(51,744,828)		1,821,990	16,419,908
Total transactions in Fund
shares	(5,585,868)	$(49,669,019)		(1,813,369)	$(16,508,169)

(a) Net of short-term trading redemption fees of $1,182 and $7,440, for 2013 and 2012, respectively. (See note 5b)
(b) Net of short-term trading redemption fees of $567 and $49,334, for 2013 and 2012, respectively. (See note 5b)

b)
Short-Term Trading Redemption Fee: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 1.00% of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee is paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value “NAV” calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability. For the six months ended June 30, 2013, fees collected did not have a material effect on the financial highlights.

18 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2013 (unaudited)

6. Portfolio Orientation

     The Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

19 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) \
JUNE 30, 2013 (unaudited)

The tax character of distributions:

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011

Ordinary income	$19,466,444	$19,018,448
Long term capital gains	9,244,879	2,744,830
	$28,711,323	$21,763,278

     As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Ordinary income*	$412,825
Accumulated net realized gain on
investments	1,104,667
Unrealized appreciation	4,891,424
$6,408,916

*	Ordinary income may include short-term capital gains that were reclassified in accordance with Federal income tax regulations.

20 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/13
	(unaudited)		2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.86		$8.93		$9.05		$9.00		$7.71	$9.84
Income (loss) from investment operations:
Net investment income(1)	0.19		0.41		0.49		0.55		0.64	0.65
Net gain (loss) on securities (both
realized and unrealized)	(0.15)		0.24		(0.03)		0.29		1.30	(2.13)
Total from investment operations	0.04		0.65		0.46		0.84		1.94	(1.48)
Less distributions:
Dividends from net investment income	(0.19)		(0.41)		(0.49)		(0.55)		(0.65)	(0.65)
Distributions from capital gains	–		(0.31)		(0.09)		(0.24)		–	–
Total distributions	(0.19)		(0.72)		(0.58)		(0.79)		(0.65)	(0.65)
Net asset value, end of period	$8.71		$8.86		$8.93		$9.05		$9.00	$7.71
Total return(not reflecting sales charge)	0.39	%(3)	7.40%		5.20%		9.60%		25.92%	(15.72)%
Ratios/supplemental data
Net assets, end of period (in millions)	$62		$64		$56		$51		$44	$16
Ratio of expenses to average net assets	1.14	%(4)	1.14	%(2)	1.10	%(2)	1.12	%(2)	1.00%	1.16%
Ratio of net investment income to average
net assets	4.23	%(4)	4.49	%(2)	5.46	%(2)	5.99	%(2)	7.43%	7.05%
Portfolio turnover rate	69	%(3)	173%		67%		72%		155%	66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.19	%(4)	1.14	%(2)	1.10	%(2)	1.12	%(2)	1.17%	1.62%
Ratio of net investment income to average
net assets	4.18	%(4)	4.49	%(2)	5.46	%(2)	5.99	%(2)	7.26%	6.59%

The expense ratios after giving effect to waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets .	1.14	%(4)	1.14	%(2)	1.10	%(2)	1.12	%(2)	1.00%	1.00%
___________
(1) Per share amounts have been calculated using the daily average shares method.
(2) No reduction in the management fee was required during the period, contractual or otherwise.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

21 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year Ended December 31,
	6/30/13
	(unaudited)		2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.86		$8.93		$9.05		$9.00		$7.71	$9.84
Income (loss) from investment operations:
Net investment income(1)	0.15		0.33		0.42		0.47		0.57	0.57
Net gain (loss) on securities (both
realized and unrealized)	(0.15)		0.24		(0.03)		0.29		1.30	(2.12)
Total from investment operations	–		0.57		0.39		0.76		1.87	(1.55)
Less distributions:
Dividends from net investment income	(0.15)		(0.33)		(0.42)		(0.47)		(0.58)	(0.58)
Distributions from capital gains	–		(0.31)		(0.09)		(0.24)		–	–
Total distributions	(0.15)		(0.64)		(0.51)		(0.71)		(0.58)	(0.58)
Net asset value, end of period	$8.71		$8.86		$8.93		$9.05		$9.00	$7.71
Total return(not reflecting CDSC)	(0.01	)%(3)	6.55%		4.37%		8.73%		24.91%	(16.41)%
Ratios/supplemental data
Net assets, end of period (in millions)	$32		$34		$32		$33		$26	$7
Ratio of expenses to average net assets	1.94	%(4)	1.94	%(2)	1.91	%(2)	1.92	%(2)	1.80%	1.96%
Ratio of net investment income to average
net assets	3.43	%(4)	3.69	%(2)	4.67	%(2)	5.16	%(2)	6.56%	6.28%
Portfolio turnover rate	69	%(3)	173%		67%		72%		155%	66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.99	%(4)	1.94	%(2)	1.91	%(2)	1.92	%(2)	1.96%	2.39%
Ratio of net investment income to average
net assets	3.38	%(4)	3.69	%(2)	4.67	%(2)	5.16	%(2)	6.40%	5.84%

The expense ratios after giving effect to waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.94	%(4)	1.94	%(2)	1.91	%(2)	1.92	%(2)	1.80%	1.80%
________
(1) Per share amounts have been calculated using the daily average shares method.
(2) No reduction in the management fee was required during the period, contractual or otherwise.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

22 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year Ended December 31,
	6/30/13
	(unaudited)		2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.87		$8.93		$9.05		$9.01		$7.72	$9.84
Income (loss) from investment operations:
Net investment income(1)	0.18		0.41		0.50		0.55		0.64	0.67
Net gain (loss) on securities (both
realized and unrealized)	(0.16)		0.25		(0.03)		0.28		1.31	(2.14)
Total from investment operations	0.02		0.66		0.47		0.83		1.95	(1.47)
Less distributions:
Dividends from net investment income	(0.18)		(0.41)		(0.50)		(0.55)		(0.66)	(0.65)
Distributions from capital gains	–		(0.31)		(0.09)		(0.24)		–	–
Total distributions	(0.18)		(0.72)		(0.59)		(0.79)		(0.66)	(0.65)
Net asset value, end of period	$8.71		$8.87		$8.93		$9.05		$9.01	$7.72
Total return	0.25	%(3)	7.49%		5.23%		9.51%		25.96%	(15.58)%
Ratios/supplemental data
Net assets, end of period (in millions)	$71		$68		$111		$91		$76	$31
Ratio of expenses to average net assets	1.18	%(4)	1.16	%(2)	1.08	%(2)	1.09	%(2)	0.95%	1.07%
Ratio of net investment income to average
net assets	4.18	%(4)	4.50	%(2)	5.47	%(2)	6.01	%(2)	7.48%	8.03%
Portfolio turnover rate	69	%(3)	173%		67%		72%		155%	66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.23	%(4)	1.16	%(2)	1.08	%(2)	1.09	%(2)	1.11%	1.34%
Ratio of net investment income to average
net assets	4.13	%(4)	4.50	%(2)	5.47	%(2)	6.01	%(2)	7.32%	7.76%

The expense ratios after giving effect to waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.18	%(4)	1.16	%(2)	1.08	%(2)	1.09	%(2)	0.94%	0.93%
____________
(1) Per share amounts have been calculated using the daily average shares method.
(2) No reduction in the management fee was required during the period, contractual or otherwise.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

23 | Aquila Three Peaks High Income Fund

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year Ended December 31,
	6/30/13
	(unaudited)		2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.87		$8.93		$9.05		$9.00		$7.71	$9.84
Income (loss) from investment operations:
Net investment income(1)	0.20		0.43		0.51		0.57		0.66	0.67
Net gain (loss) on securities (both
realized and unrealized)	(0.16)		0.25		(0.03)		0.29		1.30	(2.13)
Total from investment operations	0.04		0.68		0.48		0.86		1.96	(1.46)
Less distributions:
Dividends from net investment income	(0.20)		(0.43)		(0.51)		(0.57)		(0.67)	(0.67)
Distributions from capital gains	–		(0.31)		(0.09)		(0.24)		–	–
Total distributions	(0.20)		(0.74)		(0.60)		(0.81)		(0.67)	(0.67)
Net asset value, end of period	$8.71		$8.87		$8.93		$9.05		$9.00	$7.71
Total return	0.37	%(3)	7.73%		5.41%		9.81%		26.15%	(15.56)%
Ratios/supplemental data
Net assets, end of period (in millions)	$135		$189		$174		$146		$125	$25
Ratio of expenses to average net assets	0.94	%(4)	0.94	%(2)	0.90	%(2)	0.92	%(2)	0.80%	0.96%
Ratio of net investment income to average
net assets	4.43	%(4)	4.68	%(2)	5.66	%(2)	6.19	%(2)	7.58%	7.39%
Portfolio turnover rate	69	%(3)	173%		67%		72%		155%	66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.98	%(4)	0.94	%(2)	0.90	%(2)	0.92	%(2)	0.97%	1.38%
Ratio of net investment income to average
net assets	4.39	%(4)	4.68	%(2)	5.66	%(2)	6.19	%(2)	7.42%	6.96%

The expense ratios after giving effect to waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.94	%(4)	0.94	%(2)	0.90	%(2)	0.92	%(2)	0.80%	0.80%
____________
(1) Per share amounts have been calculated using the daily average shares method.
(2) No reduction in the management fee was required during the period, contractual or otherwise.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

24 | Aquila Three Peaks High Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.39%	$1,000.00	$1,003.90	$5.66
Class C	(0.01)%	$1,000.00	$ 999.90	$9.62
Class I	0.25%	$1,000.00	$1,002.50	$5.86
Class Y	0.37%	$1,000.00	$1,003.70	$4.67

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.18% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

25 | Aquila Three Peaks High Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.14	$5.71
Class C	5.00%	$1,000.00	$1,015.17	$9.69
Class I	5.00%	$1,000.00	$1,018.94	$5.91
Class Y	5.00%	$1,000.00	$1,020.13	$4.71

(1)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.18% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26 | Aquila Three Peaks High Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2012, 67.80% of the dividends and distributions paid by Aquila Three Peaks High Income Fund was taxable as ordinary dividend income and 32.20% was taxable as long-term capital gain.

     Prior to February 15, 2013, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2012 calendar year.

27 | Aquila Three Peaks High Income Fund

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
Diana P. Herrmann, Chair
Glenn P. O’Flaherty, Lead Independent Trustee
Tucker Hart Adams
John M. Burlingame
Gary C. Cornia
Grady Gammage, Jr.
Theodore T. Mason
Russell K. Okata
John J. Partridge

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST
(formerly, AQUILA THREE PEAKS HIGH INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 5, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 5, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 5, 2013

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.